Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 16, 2016
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options Assumed in Acquisition			168,000
RSU Assumed in Acquisition, Nonvested, Number			673,776
RDX Asset acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	250,000	1,529,126
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 6,100
Class of Warrant, Number of Securities Called by Warrants		250,000
Shares Issued, Price Per Share				$ 0.01
Business Combination, Acquisition Related Costs		$ 200
Business Combination, Initial Accounting Incomplete, Adjustment, Financial Liabilities		2,400
Goodwill		$ 5,311
Overland [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			8,556,865
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 69,700
Class of Warrant, Number of Securities Called by Warrants			1,323,897
Business Combination, Acquisition Related Costs			$ 2,200
Goodwill			$ 38,821
Business Acquisition, Share Price			$ 7.71
Share-based Payment Award Accelerated Compensation Cost			$ 3,200
Business Combination, Consideration Transferred, Other			$ 500
Business Combination, Control Obtained Description			one Overland share for 0.46385 common shares
Share-based Compensation Arrangement by Share-based Payment Award, Options Assumed in Acquisition			168,488
RSU Assumed in Acquisition, Nonvested, Number			673,776